Basis of Presentation and Accounting Policies (Tables)	6 Months Ended
Jun. 30, 2023
Accounting Policies [Abstract]
Schedule of Concentration Risk of Total Lease Rental Income	Except for the lessees noted in the tables below, no other single lessee accounted for more than 10% of the Company’s total lease rental income for the three and six months ended June 30, 2023 and 2022:

	Three Months Ended		Six Months Ended
	June 30,		June 30,
Total Lease Rental Income	2023	2022	2023	2022
Customer A	25.5%	24.5%	25.5%	24.0%
Customer B	11.8%	15.6%	11.7%	15.1%
Customer C	10.9%	10.7%	10.8%	10.8%
Customer D	4.6%	13.5%	4.7%	11.3%